Notes Related to the Consolidated Statements of Financial Position - Schedule of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [line items]
Production inventory	€ 104	€ 71	€ 79
Laboratory inventory	72	74	87
Total inventory	€ 176	€ 145	€ 166